Schedule of Components of the Group’s Deferred Tax assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Allowance for credit loss	$ 2,065	$ 2,360
Operating lease liabilities	21,732	36,247
Others	1,726	1,649
Total deferred tax assets	25,523	40,256
Depreciation and amortization	(13,290)	(18,776)
ROU assets	(19,718)	(33,637)
Others	(758)	(1,263)
Total deferred tax liabilities	(33,766)	(53,676)
Deferred tax liabilities, net	$ (8,243)	$ (13,420)	$ 919	$ 202